Securities (Tables)	12 Months Ended
Dec. 31, 2016
Securities [Abstract]
Amortized cost and fair value of available-for-sale securities portfolio

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2016
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$13,521	$11	$27	$13,505
Mortgage-backed securities - residential	345	12	-	357
Collateralized mortgage obligations	189	7	-	196
Total	$14,055	$30	$27	$14,058

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2015
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,575	$4	$43	$8,536
Mortgage-backed securities - residential	463	18	-	481
Collateralized mortgage obligations	339	12	-	351
Total	$9,377	$34	$43	$9,368

Securities classified by maturity date

	December 31, 2016		December 31, 2015
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in one year or less	$2,518	$2,518	$1,002	$1,000
Due from one to five years	11,003	10,987	7,573	7,536
Mortgage-backed securities - residential	345	357	463	481
Collateralized mortgage obligations	189	196	339	351
Total	$14,055	$14,058	$9,377	$9,368

Fair value of securities pledged

	2016	2015
Pledged as collateral for:
FHLB advances	$2,327	$3,530
Public deposits	2,043	2,055
Interest-rate swaps	195	261
Total	$4,565	$5,846

Securities with unrealized losses

December 31, 2016	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$10,492	$27	$-	$-	$10,492	$27
Mortgage-backed securities - residential (1)	1	-	-	-	1	-
Total temporarily impaired	$10,493	$27	$-	$-	$10,493	$27

(1)	Securities with an unrealized loss were less than $1 resulting in rounding to zero.

December 31, 2015	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$6,541	$43	$-	$-	$6,541	$43
Mortgage-backed securities - residential	-	-	-	-	-	-
Total temporarily impaired	$6,541	$43	$-	$-	$6,541	$43